CO-DEVELOPMENT AND LICENSE AGREEMENTS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 15, 2024	Oct. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE									$ 1,500
Research and development expense		$ 2,354	$ 1,054	$ 3,904	$ 2,650	$ 4,706	$ 7,776
Oncoheroes Safe Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments
Investment in SAFE								$ 1,500	$ 1,500
Line of Credit Facility, Frequency of Payments	When a licensed product is submitted to NDA, the Company is required to pay $1 million, upon US NDA approval, the Company is required to pay $4 million and upon EU MAA Approval, the Company is required to pay $3 million. In the event the Company grants a sublicense of rights, the Company will need to pay Oncoheroes a high single digit percentage of any upfront payment obtained from such sublicenses.
Oncoheroes Safe Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments	$ 8,000
CicloMed Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense		$ 0	$ 100	$ 100	$ 200	$ 46	$ 1,100